Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FINANCIAL INVESTORS TRUST
Prospectus Date	rr_ProspectusDate	Aug. 31, 2015
Supplement [Text Block]	afit_SupplementTextBlock

FINANCIAL INVESTORS TRUST

STONEBRIDGE SMALL-CAP GROWTH FUND (THE “FUND”)

SUPPLEMENT DATED SEPTEMBER 28, 2015 TO THE FUND’S PROSPECTUS
DATED AUGUST 31, 2015

Effective October 1, 2015, the section titled “Fees And Expenses Of The Fund” on page 2 of the Fund’s Prospectus is deleted and replaced in its entirety with the following:

Fees And Expenses Of The Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load)	None
Redemption Fee (as a percentage of amount redeemed within 30 days)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and Service (12b-1) Fees	None
Other Expenses	1.37%
Total Annual Fund Operating Expenses	2.12%
Fee Waiver and Expense Reimbursement(1)	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.96%

(1)

Pursuant to a fee waiver letter agreement (the “Fee Waiver Agreement”), Stonebridge Capital Management, Inc. (the “Adviser”) has contractually agreed to limit the amount of the Fund’s Total Annual Fund Operating Expenses, exclusive of brokerage expenses, interest expenses, taxes and extraordinary expenses, to an annual rate of 1.96% of the Fund’s average daily net assets.  The Fee Waiver Agreement is in effect through August 31, 2016.  The Adviser will be permitted to recover expenses it has borne through the Fee Waiver Agreement to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the Fee Waiver Agreement.  The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expenses were deferred.  The Adviser may not discontinue the Fee Waiver Agreement without the approval by the Fund’s Board of Trustees.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:	1 Year	3 Years	5 Years	10 Years
Stonebridge Small-Cap Growth Fund	$199	$648	$1,124	$2,436

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Stonebridge Small-Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	afit_SupplementTextBlock

FINANCIAL INVESTORS TRUST

STONEBRIDGE SMALL-CAP GROWTH FUND (THE “FUND”)

SUPPLEMENT DATED SEPTEMBER 28, 2015 TO THE FUND’S PROSPECTUS
DATED AUGUST 31, 2015

Effective October 1, 2015, the section titled “Fees And Expenses Of The Fund” on page 2 of the Fund’s Prospectus is deleted and replaced in its entirety with the following:

Fees And Expenses Of The Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load)	None
Redemption Fee (as a percentage of amount redeemed within 30 days)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and Service (12b-1) Fees	None
Other Expenses	1.37%
Total Annual Fund Operating Expenses	2.12%
Fee Waiver and Expense Reimbursement(1)	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.96%

(1)

Pursuant to a fee waiver letter agreement (the “Fee Waiver Agreement”), Stonebridge Capital Management, Inc. (the “Adviser”) has contractually agreed to limit the amount of the Fund’s Total Annual Fund Operating Expenses, exclusive of brokerage expenses, interest expenses, taxes and extraordinary expenses, to an annual rate of 1.96% of the Fund’s average daily net assets.  The Fee Waiver Agreement is in effect through August 31, 2016.  The Adviser will be permitted to recover expenses it has borne through the Fee Waiver Agreement to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the Fee Waiver Agreement.  The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expenses were deferred.  The Adviser may not discontinue the Fee Waiver Agreement without the approval by the Fund’s Board of Trustees.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:	1 Year	3 Years	5 Years	10 Years
Stonebridge Small-Cap Growth Fund	$199	$648	$1,124	$2,436

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Expense [Heading]	rr_ExpenseHeading	Fees And Expenses Of The Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2016
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Stonebridge Small-Cap Growth Fund | Stonebridge Small-Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed within 30 days)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.12%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.96%
1 Year	rr_ExpenseExampleYear01	$ 199
3 Years	rr_ExpenseExampleYear03	648
5 Years	rr_ExpenseExampleYear05	1,124
10 Years	rr_ExpenseExampleYear10	$ 2,436

[1]	Pursuant to a fee waiver letter agreement (the "Fee Waiver Agreement"), Stonebridge Capital Management, Inc. (the "Adviser") has contractually agreed to limit the amount of the Fund's Total Annual Fund Operating Expenses, exclusive of brokerage expenses, interest expenses, taxes and extraordinary expenses, to an annual rate of 1.96% of the Fund's average daily net assets. The Fee Waiver Agreement is in effect through August 31, 2016. The Adviser will be permitted to recover expenses it has borne through the Fee Waiver Agreement to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the Fee Waiver Agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expenses were deferred. The Adviser may not discontinue the Fee Waiver Agreement without the approval by the Fund's Board of Trustees.